Property and equipment, net (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 197,566	£ 143,986	£ 136,027	£ 140,784